Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 8 – ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
(in thousands)	2023	2022

Vacation, convalescence and employees’ bonus accruals	$341	$759
Employees and payroll related	422	539
Short term operating lease liabilities	346	653
Accrued expenses and other	2,892	2,708
	$4,001	$4,659